                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        6-30-08
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jon A. Theobald
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Jon A. Theobald                St. Paul, MN           8-13-08
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:        148
                                        --------------------

Form 13F Information Table Value Total:    3,396,942,326
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                    FORM 13F

Mairs and Power, Inc.
Discretionary Clients' Holdings as of 06/30/08

                                                                                                                     ITEM 8
                                  ITEM 2                    ITEM 4                             ITEM 6                VOTING
                                 TITLE OF     ITEM 3        MARKET       ITEM 5               INVSTMT    ITEM 7     AUTHORITY
NAME OF ISSUER                    CLASS       CUSIP         VALUE        SHARES      SH/PRN    DISCR    MANAGERS      SOLE

COMMON STOCK

Abbott Laboratories              COM        002824100       6,514,626      122,987   SHR      SOLE                    122,987
ADC Telecom                      COM        000886309      26,553,141    1,797,775   SHR      SOLE                  1,797,775
Adobe Systems                    COM        00724F101         245,518        6,233   SHR      SOLE                      6,233
American Express                 COM        025816109       3,015,823       80,059   SHR      SOLE                     80,059
American Int'l Group             COM        026874107         616,677       23,306   SHR      SOLE                     23,306
Ameriprise Financial             COM        03076C106         284,934        7,006   SHR      SOLE                      7,006
Amgen                            COM        031162100       4,456,997       94,508   SHR      SOLE                     94,508
Anadarko Pete Corp               COM        032511107         505,320        6,752   SHR      SOLE                      6,752
Apache Corp                      COM        037411105         557,251        4,009   SHR      SOLE                      4,009
Assoc Banc Corp                  COM        045487105      33,218,609    1,722,064   SHR      SOLE                  1,722,064
AT&T                             COM        00206r102       1,570,931       46,629   SHR      SOLE                     46,629
Automatic Data Proc              COM        053015103         647,355       15,450   SHR      SOLE                     15,450
Bank of America Corp             COM        060505104       1,523,097       63,808   SHR      SOLE                     63,808
Bank of Hawaii                   COM        062540109         956,000       20,000   SHR      SOLE                     20,000
Baxter International             COM        071813109     100,506,199    1,571,883   SHR      SOLE                  1,571,883
Bemis                            COM        081437105      72,679,631    3,241,732   SHR      SOLE                  3,241,732
Berkshire Hathaway               COM        084670207         569,704          142   SHR      SOLE                        142
Berkshire Hathaway B             COM        084670207         577,910          144   SHR      SOLE                        144
Best Buy                         COM        086516101         677,120       17,099   SHR      SOLE                     17,099
Bio-Key International            COM        09060C101          15,100      100,000   SHR      SOLE                    100,000
BP PLC                           COM        055622104      26,196,746      376,552   SHR      SOLE                    376,552
Briggs & Stratton                COM        109043109       8,695,985      685,803   SHR      SOLE                    685,803
Bristol-Myers Squibb             COM        110122108       6,876,994      334,973   SHR      SOLE                    334,973
Burlington Northern              COM        12189T104       1,203,475       12,048   SHR      SOLE                     12,048
Carter Family Corp.              COM                        2,831,092       52,090   SHR      SOLE                     52,090
Caterpillar                      COM        149123101         525,968        7,125   SHR      SOLE                      7,125
Chevron Corp                     COM        166764100       7,512,731       75,787   SHR      SOLE                     75,787

                                                                                                                     ITEM 8
                                  ITEM 2                    ITEM 4                             ITEM 6                VOTING
                                 TITLE OF     ITEM 3        MARKET       ITEM 5               INVSTMT    ITEM 7     AUTHORITY
NAME OF ISSUER                    CLASS       CUSIP         VALUE        SHARES      SH/PRN    DISCR    MANAGERS      SOLE

Cisco                            COM        17275R102       1,003,646       43,149   SHR      SOLE                     43,149
Citigroup Inc                    COM        172967101         812,052       48,452   SHR      SOLE                     48,452
Coca-Cola                        COM        191216100         637,431       12,263   SHR      SOLE                     12,263
Colgate-Palmolive                COM        194162103         476,445        6,895   SHR      SOLE                      6,895
ConocoPhillips                   COM        20825C104      25,899,454      274,388   SHR      SOLE                    274,388
Corning                          COM        219350105      59,238,316    2,569,992   SHR      SOLE                  2,569,992
Covance Inc.                     COM        222816100         232,254        2,700   SHR      SOLE                      2,700
Daktronics, Inc                  COM        234264109      24,859,424    1,232,495   SHR      SOLE                  1,232,495
Deluxe Corp                      COM        248019101       1,739,838       97,634   SHR      SOLE                     97,634
Disney                           COM        254687106       1,844,606       59,122   SHR      SOLE                     59,122
Donaldson                        COM        257651109     123,980,056    2,777,331   SHR      SOLE                  2,777,331
Dow Chemical                     COM        260543103         239,064        6,848   SHR      SOLE                      6,848
Ecolab Inc                       COM        278865100     109,774,572    2,553,491   SHR      SOLE                  2,553,491
Emerson Electric                 COM        291011104     159,741,580    3,230,366   SHR      SOLE                  3,230,366
Enteromedics Inc.                COM        29365m109          86,787       19,286   SHR      SOLE                     19,286
Exxon Mobil Corp                 COM        30231G102      27,859,010      316,113   SHR      SOLE                    316,113
Fastenal Co.                     COM        311900104      19,799,434      458,745   SHR      SOLE                    458,745
Fedex Corp.                      COM        31428X106         314,372        3,990   SHR      SOLE                      3,990
G & K Services Cl A              COM        361268105      23,789,138      780,996   SHR      SOLE                    780,996
Genentech Inc                    COM        368710406         303,600        4,000   SHR      SOLE                      4,000
General Dynamics Co              COM        369550108         252,600        3,000   SHR      SOLE                      3,000
General Electric                 COM        369604103      96,084,653    3,600,024   SHR      SOLE                  3,600,024
General Mills                    COM        370334104     104,484,313    1,719,340   SHR      SOLE                  1,719,340
Genuine Parts                    COM        372460105         644,800       16,250   SHR      SOLE                     16,250
Graco Inc                        COM        384109104     116,166,427    3,051,390   SHR      SOLE                  3,051,390
Hawkins Chemical                 COM        420200107         299,200       20,000   SHR      SOLE                     20,000
HB Fuller                        COM        359694106      93,015,995    4,145,098   SHR      SOLE                  4,145,098
Hershey                          COM        427866108         658,878       20,100   SHR      SOLE                     20,100
Hewlett-Packard                  COM        428236103         369,154        8,350   SHR      SOLE                      8,350

                                                                                                                     ITEM 8
                                  ITEM 2                    ITEM 4                             ITEM 6                VOTING
                                 TITLE OF     ITEM 3        MARKET       ITEM 5               INVSTMT    ITEM 7     AUTHORITY
NAME OF ISSUER                    CLASS       CUSIP         VALUE        SHARES      SH/PRN    DISCR    MANAGERS      SOLE

Home Depot                       COM        437076102       8,684,087      370,798   SHR      SOLE                    370,798
Honeywell Inc                    COM        438516106     104,883,482    2,085,988   SHR      SOLE                  2,085,988
Hormel                           COM        440452100      79,701,812    2,302,855   SHR      SOLE                  2,302,855
IBM                              COM        459200101      11,931,455      100,662   SHR      SOLE                    100,662
Ingersoll Rand                   COM        g4776g101         752,343       20,100   SHR      SOLE                     20,100
Integrys Energy Group            COM        45822p105         224,160        4,410   SHR      SOLE                      4,410
Intel                            COM        458140100      40,657,375    1,892,801   SHR      SOLE                  1,892,801
J.P. Morgan Chase & Co           COM        46625H100       7,117,644      207,451   SHR      SOLE                    207,451
Johnson & Johnson                COM        478160104     126,562,071    1,967,082   SHR      SOLE                  1,967,082
Kimberly-Clark                   COM        494368103      10,788,915      180,477   SHR      SOLE                    180,477
Lilly (Eli)                      COM        532457108      14,995,697      324,863   SHR      SOLE                    324,863
Lincoln Nat'l Corp               COM        534187109         906,400       20,000   SHR      SOLE                     20,000
Marshall & Ilsley (New)          COM        571837103       5,402,215      352,395   SHR      SOLE                    352,395
McDonald's Corp                  COM        580135101       1,170,107       20,813   SHR      SOLE                     20,813
Medtronic Inc                    COM        585055106     173,684,682    3,356,226   SHR      SOLE                  3,356,226
Merck & Co                       COM        589331107       5,663,036      150,253   SHR      SOLE                    150,253
Merrill Lynch                    COM        590188108       1,430,121       45,100   SHR      SOLE                     45,100
Metavante Technologies           COM        591407101       9,892,767      437,346   SHR      SOLE                    437,346
Microsoft                        COM        594918104       8,055,946      292,837   SHR      SOLE                    292,837
MMM Co.                          COM        88579Y101     153,001,895    2,198,619   SHR      SOLE                  2,198,619
Moneygram Intl                   COM        60935Y109         714,384      792,000   SHR      SOLE                    792,000
Motorola                         COM        620076109         923,980      125,883   SHR      SOLE                    125,883
MTS Systems                      COM        553777103      60,439,243    1,684,483   SHR      SOLE                  1,684,483
Murphy Oil                       COM        626717102       2,451,250       25,000   SHR      SOLE                     25,000
New York Times Co                COM        650111107         295,488       19,200   SHR      SOLE                     19,200
Newell Rubbermaid                COM        651229106         614,816       36,618   SHR      SOLE                     36,618
Noble Corp                       COM        G65422100         288,422        4,440   SHR      SOLE                      4,440
Nokia                            COM        654902204         425,884       17,383   SHR      SOLE                     17,383
Nuveen Perf Inc Pfd              COM          2822911         275,000          110   SHR      SOLE                        110

                                                                                                                     ITEM 8
                                  ITEM 2                    ITEM 4                             ITEM 6                VOTING
                                 TITLE OF     ITEM 3        MARKET       ITEM 5               INVSTMT    ITEM 7     AUTHORITY
NAME OF ISSUER                    CLASS       CUSIP         VALUE        SHARES      SH/PRN    DISCR    MANAGERS      SOLE

Occidental Pete                  COM        674599105       1,154,701       12,850   SHR      SOLE                     12,850
Oracle Sys                       COM        68389X105         237,090       11,290   SHR      SOLE                     11,290
Patterson Companies              COM        703395103      41,464,206    1,410,827   SHR      SOLE                  1,410,827
Pentair Inc                      COM        709631105     122,237,295    3,490,500   SHR      SOLE                  3,490,500
PepsiCo Inc                      COM        713448108       1,220,419       19,192   SHR      SOLE                     19,192
Pfizer Inc                       COM        717081103      64,069,373    3,667,394   SHR      SOLE                  3,667,394
Philip Morris Intl Inc           COM        718172109         408,307        8,267   SHR      SOLE                      8,267
Principal Financial              COM        74251V102      59,756,466    1,423,790   SHR      SOLE                  1,423,790
Procter & Gamble                 COM        742718109       2,854,710       46,945   SHR      SOLE                     46,945
Qmed Inc                         COM         74791410             172       21,530   SHR      SOLE                     21,530
Qualcomm, Inc.                   COM        747525103         461,448       10,400   SHR      SOLE                     10,400
Qwest Communications             COM        749121109          39,300       10,000   SHR      SOLE                     10,000
Regal Life Concepts              COM        75882A102           7,900       10,000   SHR      SOLE                     10,000
Royal Bank of Canada             COM        780087102         934,496       20,920   SHR      SOLE                     20,920
Royal Dutch Shell PLC Spons AD   COM        780259206       2,392,551       29,281   SHR      SOLE                     29,281
Schlumberger Ltd                 COM        806857108      36,007,850      335,175   SHR      SOLE                    335,175
SEI Investments Co.              COM        784117103         217,384        9,243   SHR      SOLE                      9,243
Sigma Aldrich                    COM        826552101         667,864       12,400   SHR      SOLE                     12,400
Sonus Networks                   COM        835916107         114,748       33,552   SHR      SOLE                     33,552
St. Jude Medical                 COM        790849103      75,703,301    1,851,842   SHR      SOLE                  1,851,842
Staples Inc                      COM        855030102         424,816       17,887   SHR      SOLE                     17,887
Starbucks Corp                   COM        855244109         396,648       25,200   SHR      SOLE                     25,200
State Street Corp                COM        857477103         454,329        7,100   SHR      SOLE                      7,100
Stratasys Inc.                   COM        862685104      15,107,572      818,395   SHR      SOLE                    818,395
Sturm Ruger                      COM        864159108         247,100       35,000   SHR      SOLE                     35,000
Super Valu                       COM        868536103      24,026,382      777,805   SHR      SOLE                    777,805
SurModics Inc                    COM        868873100      44,305,193      988,073   SHR      SOLE                    988,073
Sysco                            COM        871829107         364,755       13,259   SHR      SOLE                     13,259
Target Corp                      COM        87612E106     134,170,942    2,886,017   SHR      SOLE                  2,886,017

                                                                                                                     ITEM 8
                                  ITEM 2                    ITEM 4                             ITEM 6                VOTING
                                 TITLE OF     ITEM 3        MARKET       ITEM 5               INVSTMT    ITEM 7     AUTHORITY
NAME OF ISSUER                    CLASS       CUSIP         VALUE        SHARES      SH/PRN    DISCR    MANAGERS      SOLE

TCF Financial                    COM        872275102      52,214,146    4,340,328   SHR      SOLE                  4,340,328
Techne Corp                      COM        878377100      19,694,981      254,490   SHR      SOLE                    254,490
Tempra Technology                COM        200509271          74,000       40,000   SHR      SOLE                     40,000
Tennant Company                  COM        880345103         258,602        8,600   SHR      SOLE                      8,600
Tiffany & Co                     COM        886547108         366,750        9,000   SHR      SOLE                      9,000
Time Warner                      COM        887315109         234,343       15,834   SHR      SOLE                     15,834
Toro                             COM        891092108      79,202,495    2,380,598   SHR      SOLE                  2,380,598
Travelers Companies Inc          COM        89417E109      43,979,998    1,013,364   SHR      SOLE                  1,013,364
United Parcel Service            COM        911312106      35,379,181      575,552   SHR      SOLE                    575,552
United Technologies              COM        913017109         549,809        8,911   SHR      SOLE                      8,911
UnitedHealth Group               COM        91324p102         973,770       37,096   SHR      SOLE                     37,096
US Bancorp                       COM        902973304     109,499,060    3,926,105   SHR      SOLE                  3,926,105
Valspar                          COM        920355104      94,907,019    5,018,880   SHR      SOLE                  5,018,880
Verizon Comm                     COM        92343V104       7,405,487      209,195   SHR      SOLE                    209,195
Walgreen Co.                     COM        931422109         549,484       16,902   SHR      SOLE                     16,902
WalMart                          COM        931142103         547,444        9,741   SHR      SOLE                      9,741
Washington Post Co               COM        939640108         880,350        1,500   SHR      SOLE                      1,500
Wells Fargo & Co                 COM        949746101     119,044,405    5,012,396   SHR      SOLE                  5,012,396
Western Union                    COM        959802109       3,715,045      150,285   SHR      SOLE                    150,285
Weyerhaeuser                     COM        962166104         645,489       12,622   SHR      SOLE                     12,622
WM Wrigley Jr Co                 COM        982526105         315,942        4,062   SHR      SOLE                      4,062
Woodward Governor                COM        980745103         356,600       10,000   SHR      SOLE                     10,000
Wyeth                            COM        983024100       5,585,182      116,455   SHR      SOLE                    116,455
Xcel Energy Inc.                 COM        98389B100      10,007,645      498,637   SHR      SOLE                    498,637
Zimmer Holdings, Inc.            COM        98956P102      42,320,450      621,902   SHR      SOLE                    621,902

COMMON STOCK SUBTOTAL                                   3,394,231,705   98,900,554                                 98,900,554

PREFERRED STOCK

                                                                                                                     ITEM 8
                                  ITEM 2                    ITEM 4                             ITEM 6                VOTING
                                 TITLE OF     ITEM 3        MARKET       ITEM 5               INVSTMT    ITEM 7     AUTHORITY
NAME OF ISSUER                    CLASS       CUSIP         VALUE        SHARES      SH/PRN    DISCR    MANAGERS      SOLE

FNMA 8.25 Ser S                             313586752         258,761       11,275   SHR      SOLE                     11,275
Gen Elec Cap Corp 6.10% Pub In              369622519         247,500       10,000   SHR      SOLE                     10,000
USB CAP VIII 6.35%                          903307205         258,301       12,265   SHR      SOLE                     12,265
Wells Fargo Cap 6.25                        94979S207         254,469       11,975   SHR      SOLE                     11,975
Wells Fargo Cap 7% Due 9/1/31               94976Y207         265,016       11,070   SHR      SOLE                     11,070
Xcel Energy Inc. 7.6 Jr. Sub                98389B886         262,859       10,655   SHR      SOLE                     10,655

PREFERRED STOCK SUBTOTAL                                    1,546,906       67,240                                     67,240

ETF

iShares MSCI EAFE Index Fd                  464287465         331,676        4,830   SHR      SOLE                      4,830
iShares S&P 500 Index                       464287200         204,800        1,600   SHR      SOLE                      1,600

ETF SUBTOTAL                                                  536,476        6,430                                      6,430

CONVERTIBLE BOND
NorAm Energy 6% Due 03/15/12                655419AC3         627,239      636,791   PRN      SOLE                    636,791

GRAND TOTALS                                            3,396,942,326   99,611,015                                 99,611,015